Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Change in gross insurance contract liabilities	$ 34,719	$ 11,125
Change in insurance contract liabilities	(34,971)	10,719
Increase in insurance contract liabilities	35,830	9,868
Contract liabilities in gross claims and benefits	$ 1,111	$ 1,257